SHARE-BASED COMPENSATION - Assumptions (Details)	12 Months Ended
Dec. 31, 2023
Black-Scholes option-pricing model, Assumptions:
Risk-free interest rate, minimum	3.10%
Risk-free interest rate, maximum	3.60%
Expected volatility	64.00%
Expected dividend yield	0.00%
Minimum
Black-Scholes option-pricing model, Assumptions:
Expected term (years)	6 years
Maximum
Black-Scholes option-pricing model, Assumptions:
Expected term (years)	6 years 3 months 18 days